Note 21 - Income Taxes - Income Tax Benefit (Expense) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current income tax benefit (expense)	€ (534)	€ (572)	€ (767)
Deferred income tax (expense) benefit	146	(32)	7
Income tax (expense) credit	(388)	(602)	(759)
FRANCE
Current income tax benefit (expense)	(161)	(323)	(712)
Deferred income tax (expense) benefit	(15)	(2)	(4)
UNKNOWN COUNTRY
Current income tax benefit (expense)	(373)	(249)	(55)
Deferred income tax (expense) benefit	€ 161	€ (30)	€ 11